Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	7,400,519	7,566,679
Option exercisable, ending balance	7,913,183	7,400,519	7,566,679
Weighted- average exercise price per share, beginning balance	€ 24.58	€ 24.78
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised	0	0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 23.63	€ 24.58	€ 24.78
Option outstanding, beginning balance	8,787,264	9,159,794
Option outstanding, granted	1,835,411	828,549
Option outstanding, exercised/vested	0	0
Option outstanding, forfeited, cancelled or expired	(79,516)	(1,201,079)
Option outstanding, ending balance	10,543,159	8,787,264	9,159,794
Weighted average exercise price per share, beginning balance	€ 22.31	€ 23.5
Weighted average exercise price per share, granted	2.86	4.18
Weighted average exercise price per share, exercised/vested	0	0
Weighted average exercise price per share, cancelled, forfeited or expired	22.86	18.85
Weighted average exercise price per share, ending balance	€ 18.92	€ 22.31	€ 23.5
Remaining Average Useful Life	4 years 7 months 6 days	4 years 7 months 6 days	5 years 3 months 18 days